Concentrations (Details) - Schedule of Company's Purchase - Supplier Concentration Risk [Member] - Purchase [Member]	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Supplier A [Member]
Schedule of Company
Company's Purchase	20.40%	10.20%
Supplier F [Member]
Schedule of Company
Company's Purchase		40.30%
Supplier G [Member]
Schedule of Company
Company's Purchase	15.70%
Supplier H [Member]
Schedule of Company
Company's Purchase	11.50%
Supplier I [Member]
Schedule of Company
Company's Purchase	11.20%
Supplier J [Member]
Schedule of Company
Company's Purchase	10.50%